Significant Accounting Policies - Comprehensive Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Accumulated other comprehensive income	$ 233,000	$ 32,000
Tax from unrealized gains and losses on marketable securities	90,000	10,000
Reclassifications AOCI	$ 0	$ 0